FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	$ (2,273.8)	$ (2,218.3)
Assets	4,537.9	4,425.1
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(817.7)	(841.1)
Assets	501.4	535.9
Recurring fair value measurement | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5.1
TARF | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(1.4)	(11.2)
Currency contracts | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(0.1)
Extendible forward arrangement | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(0.5)	(1.8)
Long-term borrowings | Recurring fair value measurement | 5.75% senior notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(388.3)	(352.5)
Long-term borrowings | Recurring fair value measurement | Credit Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(455.0)
Long-term borrowings | Recurring fair value measurement | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(411.0)
Long-term borrowings | Recurring fair value measurement | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	$ (7.3)	$ (15.8)